Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	NATIONWIDE VARIABLE INSURANCE TRUST
Central Index Key	0000353905
Amendment Flag	false
Document Creation Date	Feb. 25, 2013
Document Effective Date	Feb. 25, 2013
Prospectus Date	Apr. 30, 2012